UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     May 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $21,947 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COVENTRY HEALTH CARE INC       COM              222862104 4161.85   321627 SH       SOLE                   321627        0        0
HEALTH NET INC                 COM              42222G108 3548.99   245096 SH       SOLE                   245096        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143ac5  3844.75  4225000 SH       SOLE                                 0
MARKET LEADER INC              COM              57056R103 1678.19  1149446 SH       SOLE                  1149446        0
MODUSLINK GLOBAL SOLUTIONS I   COM              60786L107 3341.61  1290198 SH       SOLE                  1290198        0        0
PENSON WORLDWIDE INC           COM              709600100 1052.03   163614 SH       SOLE                   163614        0        0
PRG-SCHULTZ INTERNATIONAL IN   COM NEW          69357C503 1315.49   463201 SH       SOLE                   463201        0        0
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309 425.99   117355 SH       SOLE                   117355        0
TREE COM INC                   COM              894675107 811.18   175581 SH       SOLE                   175581        0        0
ZIPREALTY INC                  COM              98974V107 1766.73   605046 SH       SOLE                   605046        0        0